Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (731,631)	$ (737,060)	$ (1,447,769)	$ (2,752,487)
Items to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	0	17,496	25,513	9,559
Shares issued for services	98,000	66,000	157,000	835,000
Warrants issued for services	93,507	0
Shares issued in connection with convertible debt			0	2,000
Loss on inventory Write-down	5,041	0	(111,368)	0
Gain on debt forgiveness			0	(6,000)
Depreciation expense	5,485	5,455	11,001	5,515
Changes in operating assets and liabilities
(Increase) / decrease in accounts receivable	0	24,194	25,202	(25,202)
(Increase) / decrease in inventory	0	27,277	258,569	(169,584)
(Increase) / decrease in prepaid expenses	(14,069)	1,295	1,951	(1,951)
(Increase) / decrease in right of use assets	11,606	12,108	28,981	12,230
Increase in accounts payable - related party	64,829	68,625	443,391	95,574
Increase in accounts payable and accrued expenses	117,491	141,924	133,888	160,058
Net Cash Used in Operating Activities	(349,731)	(372,686)	(473,641)	(1,835,288)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment			0	(55,000)
Net Cash Used in Investing Activities			0	(55,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debt	357,000	285,000	330,000	0
Proceeds from notes payable	0	98,500	98,500	50,460
Repayments of notes payable	(20,000)		(145,516)	(34,645)
Proceeds from sale of common stock			73,000	0
Bank overdraft	0	0	998
Payments on financing leases	(9,299)	(6,934)	(17,282)	(29,336)
Proceeds from advances	22,000	50,000	125,000	90,000
Proceeds from sale of common stock and shares to be issued	0	73,000	0	1,821,001
Net Cash Provided by Financing Activities	349,701	432,653	464,700	1,897,480
(Decrease) Increase in Cash	(30)	59,967	(8,941)	7,192
CASH AT BEGINNING OF YEAR	52	8,993	8,993	1,801
CASH AT END OF YEAR	22	68,960	52	8,993
Cash paid for:
Interest Paid	4,459	5,406	27,707	12,842
Taxes	0	0	0	0
Non-Cash Investing and Financing Activities:
Shares issued in conversion with convertible notes	491,786	35,000	55,000	0
Shares issued as debt issuance cost	5,000	0	1,623	0
Gain on related party accounts payable conversion	$ 2,700	$ 0
Shares issued and to be issued for payment of accounts payable			0	140,000
Recognition of lease asset and lease liability			$ 0	$ 121,301